Goodwill (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of Goodwill

US$
COST
At May 1, 2021	7,557
Exchange realignment	(80)

At April 30, 2022	7,477
Reclassified as held for sale (note 15)	(7,484)
Exchange realignment	7

At April 30, 2023	—